Stock-Based Compensation Plans (Schedule Of Other Data For Stock Option And Stock Award Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock-Based Compensation Plans [Abstract]
Total compensation cost of stock-based compensation plans charged against income	$ 10,323	$ 10,868	$ 11,974
Total income tax benefit recognized in income for stock based compensation plans	3,794	3,994	4,401
Total intrinsic value of stock options exercised	26,344	16,922	15,671
Total intrinsic value of stock awards vested during the period	$ 4,564	$ 4,298	$ 2,786
Per-share weighted averaged grant-date fair value of stock awards granted and PSUs granted	$ 94.16	$ 74.60	$ 41.49